Significant Accounting Policies Significant Accounting Policies Property, Plant and Equipment (Detail)	12 Months Ended
Nov. 30, 2014
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life	4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life	8 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years